Trade and other receivables (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Trade and other receivables
Trade accounts receivable	$ 6,494	$ 2,673
Sales tax receivable	681	188
Total	$ 7,175	$ 2,861